Note 17 - Financial Instruments - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Certificates of deposit (1)				$ 162
Total		$ 195,320		193,244		$ 204,128
Liabilities		7,149		6,858		10,470
Company Earn-Outs [Member]
Liabilities				6,631	[1]	10,012	[2]
Warrant Liabilities [Member]
Liabilities		227	[1]	227	[1],[2]	458	[2]
Fair Value, Inputs, Level 1 [Member]
Certificates of deposit (1)				0
Total		0		0		0
Liabilities		0		0		0
Fair Value, Inputs, Level 1 [Member] | Company Earn-Outs [Member]
Liabilities				0	[1]	0	[2]
Fair Value, Inputs, Level 1 [Member] | Warrant Liabilities [Member]
Liabilities		0	[1]	0	[1],[2]	0	[2]
Fair Value, Inputs, Level 2 [Member]
Certificates of deposit (1)				162
Total		195,320		193,244		204,128
Liabilities		227		227		458
Fair Value, Inputs, Level 2 [Member] | Company Earn-Outs [Member]
Liabilities				0	[1]	0	[2]
Fair Value, Inputs, Level 2 [Member] | Warrant Liabilities [Member]
Liabilities		227	[1]	227	[1],[2]	458	[2]
Fair Value, Inputs, Level 3 [Member]
Certificates of deposit (1)				0
Total		0		0		0
Liabilities		6,922		6,631		10,012
Fair Value, Inputs, Level 3 [Member] | Company Earn-Outs [Member]
Liabilities				6,631	[1]	10,012	[2]
Fair Value, Inputs, Level 3 [Member] | Warrant Liabilities [Member]
Liabilities		0	[1]	0	[1],[2]	0	[2]
Certificates of Deposit [Member]
Cash Equivalents		1,707	[3]	1,693	[3]	1,433
Short term investments		2,879	[3]	2,620	[3]	2,411
Certificates of deposit (1)				162	[3]	285
Certificates of Deposit [Member] | Fair Value, Inputs, Level 1 [Member]
Cash Equivalents		0	[3]	0	[3]	0
Short term investments		0	[3]	0	[3]	0
Certificates of deposit (1)				0	[3]	0
Certificates of Deposit [Member] | Fair Value, Inputs, Level 2 [Member]
Cash Equivalents		1,707	[3]	1,693	[3]	1,433
Short term investments		2,879	[3]	2,620	[3]	2,411
Certificates of deposit (1)				162	[3]	285
Certificates of Deposit [Member] | Fair Value, Inputs, Level 3 [Member]
Cash Equivalents		0	[3]	0	[3]	0
Short term investments		0	[3]	0	[3]	0
Certificates of deposit (1)				0	[3]	0
US Treasury Securities [Member]
Cash Equivalents	[4]					199,999
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Cash Equivalents	[4]					0
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Cash Equivalents	[4]					199,999
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Cash Equivalents	[4]					$ 0
Money Market Funds [Member]
Cash Equivalents	[5]	190,734		188,769
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Cash Equivalents	[5]	0		0
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Cash Equivalents	[5]	190,734		188,769
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Cash Equivalents	[5]	0		0
Company Earn-Outs [Member]
Liabilities		6,922	[1]	6,631	[2]
Company Earn-Outs [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities		0	[1]	0	[2]
Company Earn-Outs [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities		0	[1]	0	[2]
Company Earn-Outs [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities		$ 6,922	[1]	$ 6,631	[2]

[1]	Refer to “Note 11 — Earn-Out and Warrant Liabilities” for further details.
[2]	As a result of the Business Combination on July 1, 2021, the Company recorded Company Earn-Out Shares and private placement warrants as liabilities that must be marked to market each reporting period. The Company measured the Company Earn-Out Shares at fair value determined at Level 3. The Company measured the private placement warrants at fair value determined at Level 2. Refer to “Note 14 — Company Earn-Out and Warrant Liabilities” for further details.
[3]	The majority of certificates of deposit are foreign deposits.
[4]	Profits on securities for the years ended December 31, 2022 and 2021, were $2.8 million and $0 million, respectively.
[5]	Profits on securities for the three months ended March 31, 2023 and 2022 were $1.7 million and $0 million, respectively.